CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Short-Term Bank Borrowings	$ 75,921	$ 155,254
Long-Term Bank Borrowings	13,860	2,451
Borrowed Funds, Related Parties	2,716	0
Borrowed Funds	202,725	88
Financing payables, related parties	106,869	34,072
Other Payables and Accrued Liabilities	35,806	14,924
Income Tax Payable	3,317	1,582
Current liabilities of discontinued operations	50,445	117,412
Long-term bank borrowings	0	14,708
Non-current liabilities of discontinued operations	$ 2,587	$ 9,102
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	0	0
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	1,000,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,550,993	23,549,644
Common Stock, Shares, Outstanding (in shares)	23,550,993	23,549,644
Variable Interest Entity
Short-Term Bank Borrowings	$ 56,363	$ 138,912
Long-Term Bank Borrowings	0	0
Borrowed Funds, Related Parties	2,716	0
Borrowed Funds	202,725	88
Financing payables, related parties	58,620	9,799
Other Payables and Accrued Liabilities	14,334	5,501
Income Tax Payable	2,562	1,559
Current liabilities of discontinued operations	9,868	106,879
Long-term bank borrowings	0	0
Non-current liabilities of discontinued operations	$ 0	$ 0